Summary of Significant Accounting Policies (Details 6) (Revenues, Product)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Concentration of Risk
Percentage of total sales	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Gasoline sales: gasoline and gasoline blendstocks such as ethanol and naphtha
Concentration of Risk
Percentage of total sales	65.00%	65.00%	62.00%	59.00%	58.00%	68.00%	68.00%
Crude oil sales and logistics revenue
Concentration of Risk
Percentage of total sales	15.00%	18.00%	14.00%	19.00%	18.00%	7.00%
Crude oil sales and logistics revenue | Maximum
Concentration of Risk
Percentage of total sales							0.50%
Distillates (home heating oil, diesel and kerosene), residual oil, natural gas and propane sales
Concentration of Risk
Percentage of total sales	20.00%	17.00%	24.00%	22.00%	24.00%	25.00%	32.00%